Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Registrant Name	IMPACT BIOMEDICAL INC.
Entity Central Index Key	0001834105
Entity Tax Identification Number	85-3926944
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1400 Broadfield Blvd.
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77084
City Area Code	(585)
Local Phone Number	325-3610
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Impact BioMedical Inc.
Entity Address, Address Line Two	1400 Broadfield Blvd.
Entity Address, Address Line Three	Suite 130
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77084
City Area Code	(585)
Local Phone Number	325-3610
Contact Personnel Name	Frank D. Heuszel